SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 224,526	$ 249,893
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	87,861	100,886
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,506	4,685
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,618	7,885
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	19,435	22,630
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,315	13,794
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 89,791	$ 100,013